Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment
Note 5:	Premises and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2012	2011
	(In thousands)

Land, buildings and improvements	$13,873	$12,710
Leasehold improvements	264	264
Furniture and equipment	10,075	9,724
Computer software	1,977	1,953

	26,189	24,651
Less accumulated depreciation	(15,804)	(14,847)

Net premises and equipment	$10,385	$9,804